Segment Information - Summary of Operating Results of Reportable Segments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [abstract]
Acquired deferred revenue	$ 16	$ 1